Summary of Significant Accounting Policies - Schedule of Derivative Instruments, Gain (Loss) on the Income Statement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income [Roll Forward]
Beginning Balance of OCI related to interest rate contracts	$ 1,162	$ 1,465	$ 1,036
Unrealized Loss Recognized in OCI Due to Change in Fair Value of interest rate contracts	1,939	(121)	457
Loss Reclassified from OCI into Income (as Interest Expense)	(440)	(182)	(28)
Net Change in OCI	1,499	(303)	429
Ending Balance of Accumulated OCI Related to Derivatives	2,661	1,162	1,465
Parent [Member]
Other Comprehensive Income [Roll Forward]
Ending Balance of Accumulated OCI Related to Derivatives	2,443	997	1,287
Non-controlling Interest [Member]
Other Comprehensive Income [Roll Forward]
Ending Balance of Accumulated OCI Related to Derivatives	$ (218)	$ (165)	$ (178)